Income Taxes - Summary of reconciliation between the income tax benefit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Effective income tax rate reconciliation, percent	25.00%	25.00%	25.00%